Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Loss [Abstract]
Reclassifications Out of Accumulated Other Comprehensive Loss

	Amounts reclassified from AOCL
Component item	2013	2012	2011
Amortization of defined benefit pension items:
Prior service cost	$17,469	$17,469	$17,469
Net loss	663,536	492,391	306,348
Total	$681,005	$509,860	$323,817

Summary Of Changes In Accumulated Other Comprehensive Loss

Defined benefit pension items	Prior Service Cost	Net Loss	Total
Balance at January 1, 2011	$(69,874)	$(2,018,933)	$(2,088,807)
Net loss arising during period before reclassifications	-	(678,007)	(678,007)
Amounts reclassified from AOCL	17,469	306,348	323,817
Other comprehensive income (loss)	17,469	(371,659)	(354,190)
Balance at December 31, 2011	(52,405)	(2,390,592)	(2,442,997)
Net loss arising during period before reclassifications	-	(488,972)	(488,972)
Amounts reclassified from AOCL	17,469	492,391	509,860
Other comprehensive income	17,469	3,419	20,888
Balance at December 31, 2012	(34,936)	(2,387,173)	(2,422,109)
Net gain arising during period before reclassifications	-	879,193	879,193
Amounts reclassified from AOCL	17,469	663,536	681,005
Other comprehensive income	17,469	1,542,729	1,560,198
Balance at December 31, 2013	$(17,467)	$(844,444)	$(861,911)